Janus Henderson Small Cap Value Fund

Schedule of Investments (unaudited)

March 31, 2020

Shares or Principal Amounts		Value
Common Stocks – 96.6%
Aerospace & Defense – 2.2%
BWX Technologies Inc	1,174,493	$57,209,554
National Presto Industries Inc PLC£	39,195	2,775,398
		59,984,952
Auto Components – 1.5%
Dorman Products Inc*	512,119	28,304,817
Stoneridge Inc*	738,196	12,364,783
		40,669,600
Banks – 14.2%
Atlantic Union Bankshares Corp	2,535,798	55,533,976
BancFirst Corp	465,408	15,530,665
Bank of Hawaii Corp	920,361	50,840,742
Enterprise Financial Services Corp	696,962	19,452,209
FB Financial Corp	1,418,553	27,973,865
Fulton Financial Corp	2,981,441	34,256,757
Hancock Whitney Corp	719,979	14,053,990
Independent Bank Corp	272,636	17,549,579
Prosperity Bancshares Inc	1,047,954	50,563,780
United Bankshares Inc	1,421,561	32,809,628
United Community Banks Inc/GA	2,547,286	46,640,807
Veritex Holdings Inc	1,270,971	17,755,465
		382,961,463
Biotechnology – 0.6%
BioSpecifics Technologies Corp*	265,881	15,040,888
Building Products – 0.5%
PGT Innovations Inc*	1,791,408	15,029,913
Capital Markets – 0.8%
Cohen & Steers Inc	177,937	8,087,237
Evercore Inc	299,438	13,792,114
		21,879,351
Chemicals – 6.2%
American Vanguard Corp	1,176,277	17,008,965
Innospec Inc	522,651	36,319,018
NewMarket Corp	144,595	55,361,088
Westlake Chemical Partners LP£	1,724,552	25,488,879
WR Grace & Co	900,662	32,063,567
		166,241,517
Commercial Services & Supplies – 3.1%
UniFirst Corp/MA	552,724	83,511,069
Communications Equipment – 0.6%
F5 Networks Inc*	153,408	16,357,895
Construction & Engineering – 0.2%
Comfort Systems USA Inc	127,981	4,677,706
Containers & Packaging – 2.2%
Graphic Packaging Holding Co	2,980,361	36,360,404
Sonoco Products Co	500,577	23,201,744
		59,562,148
Diversified Consumer Services – 0.6%
Graham Holdings Co	51,238	17,480,868
Electrical Equipment – 3.8%
Encore Wire Corp£	1,042,723	43,783,939
Generac Holdings Inc*	346,559	32,288,902
Thermon Group Holdings Inc*,£	1,832,121	27,610,063
		103,682,904
Electronic Equipment, Instruments & Components – 5.8%
Avnet Inc	2,007,673	50,392,592
CTS Corp	994,162	24,744,692
Fabrinet*	388,668	21,205,726
Littelfuse Inc	226,001	30,153,053
Vishay Intertechnology Inc	2,179,685	31,409,261
		157,905,324
Energy Equipment & Services – 0.4%
DMC Global Inc	431,463	9,927,964
Entertainment – 0.5%
Sciplay Corp*,£	1,333,823	12,704,664
Equity Real Estate Investment Trusts (REITs) – 9.4%
Americold Realty Trust	1,408,394	47,941,732
Camden Property Trust	274,605	21,759,700
Equity Commonwealth	2,720,708	86,273,651

Shares or Principal Amounts		Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
STAG Industrial Inc	3,338,008	$75,171,940
Sunstone Hotel Investors Inc	2,457,348	21,403,501
		252,550,524
Food & Staples Retailing – 1.6%
Casey's General Stores Inc	160,598	21,277,629
Ingles Markets Inc£	637,582	23,054,965
		44,332,594
Food Products – 7.1%
Cal-Maine Foods Inc	1,593,251	70,071,179
Nomad Foods Ltd*	3,626,050	67,299,488
Sanderson Farms Inc	230,918	28,476,808
Seaboard Corp	9,031	25,402,397
		191,249,872
Gas Utilities – 2.1%
Southwest Gas Holdings Inc	811,507	56,448,427
Health Care Equipment & Supplies – 0.7%
Globus Medical Inc*	424,050	18,034,847
Hotels, Restaurants & Leisure – 1.3%
Cedar Fair LP	1,668,920	30,607,993
Century Casinos Inc*,£	1,932,462	4,657,233
		35,265,226
Information Technology Services – 2.0%
Cass Information Systems Inc	552,177	19,414,543
Euronet Worldwide Inc*	220,769	18,924,319
WNS Holdings Ltd*	346,216	14,880,364
		53,219,226
Insurance – 7.7%
Argo Group International Holdings Ltd	1,299,699	48,166,845
First American Financial Corp	777,712	32,982,766
Hanover Insurance Group Inc	872,786	79,056,956
RenaissanceRe Holdings Ltd	320,324	47,830,780
		208,037,347
Leisure Products – 0.8%
Acushnet Holdings Corp	841,746	21,649,707
Machinery – 1.9%
Lincoln Electric Holdings Inc	727,098	50,169,762
Metals & Mining – 0.6%
Commercial Metals Co	1,035,875	16,356,466
Multi-Utilities – 3.2%
Black Hills Corp	1,025,627	65,670,897
NorthWestern Corp	333,543	19,955,878
		85,626,775
Oil, Gas & Consumable Fuels – 1.3%
Delek US Holdings Inc	1,338,111	21,088,629
Parsley Energy Inc	2,338,924	13,402,035
		34,490,664
Pharmaceuticals – 0.6%
Phibro Animal Health Corp£	648,212	15,667,284
Professional Services – 1.2%
Korn Ferry	1,300,638	31,631,516
Real Estate Management & Development – 1.0%
Marcus & Millichap Inc*	1,051,814	28,504,159
Road & Rail – 0.6%
Landstar System Inc	165,024	15,819,201
Semiconductor & Semiconductor Equipment – 1.8%
MKS Instruments Inc	363,608	29,615,872
Silicon Laboratories, Inc.*	238,882	20,402,912
		50,018,784
Specialty Retail – 0.4%
Hudson Ltd - Class A*,£	1,984,198	9,960,674
Textiles, Apparel & Luxury Goods – 2.7%
Carter's Inc	338,463	22,247,173
Columbia Sportswear Co	241,515	16,850,502
Movado Group Inc£	532,409	6,293,074
Steven Madden Ltd	1,179,431	27,398,182
		72,788,931
Thrifts & Mortgage Finance – 3.5%
Washington Federal Inc	1,966,147	51,041,176
WSFS Financial Corp	1,797,803	44,801,251
		95,842,427
Trading Companies & Distributors – 1.9%
GATX Corp	823,377	51,510,465
Total Common Stocks (cost $3,141,085,922)		2,606,793,104

Shares or Principal Amounts		Value
Repurchase Agreements – 3.3%
ING Financial Markets LLC, Joint repurchase agreement, 0.0100%, dated 3/31/20, maturing 4/1/20 to be repurchased at $50,000,014 collateralized by $47,785,926 in U.S. Treasuries 0% - 2.7500%, 4/23/20 - 11/15/42 with a value of $51,000,014	$50,000,000	$50,000,000
ING Financial Markets LLC, Joint repurchase agreement, 0.0100%, dated 3/31/20, maturing 4/1/20 to be repurchased at $17,800,005 collateralized by $17,191,949 in U.S. Treasuries 0% - 2.8750%, 4/23/20 - 8/15/45 with a value of $18,156,027	17,800,000	17,800,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 0.0100%, dated 3/31/20, maturing 4/1/20 to be repurchased at $20,000,006 collateralized by $17,157,221 in U.S. Treasuries 0.8750% - 3.1250%, 7/31/23 - 8/15/44 with a value of $20,400,019	20,000,000	20,000,000
Total Repurchase Agreements (cost $87,800,000)		87,800,000
Total Investments (total cost $3,228,885,922) – 99.9%		2,694,593,104
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		3,898,642
Net Assets – 100%		$2,698,491,746

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,612,413,252	96.9%
United Kingdom	67,299,488	2.5
India	14,880,364	0.6

Total	$2,694,593,104	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/20
Common Stocks - 3.7%
Aerospace & Defense - N/A
National Presto Industries Inc PLCš	$1,508,016	$(9,086,297)	$3,156,188	$	N/A
Banks - N/A
Carolina Financial Corp	364,321	(13,999,970)	463,816		-
Chemicals - N/A
Westlake Chemical Partners LPš	2,411,986	(222,335)	(16,760,447)		N/A
Electrical Equipment - 2.6%
Encore Wire Corp	33,502	-	(13,499,897)		43,783,939
Thermon Group Holdings Inc*	-	-	(17,140,015)		27,610,063
Total Electrical Equipment	$33,502	$-	$(30,639,912)		$71,394,002
Entertainment - 0.5%
Sciplay Corp*	-	(296,682)	(3,222,298)		12,704,664
Food & Staples Retailing - N/A
Ingles Markets Incš	296,202	6,109,507	(556,560)		N/A
Hotels, Restaurants & Leisure - 0.2%
Century Casinos Inc*	-	-	(12,563,824)		4,657,233
Pharmaceuticals - N/A
Phibro Animal Health Corpš	363,379	(4,919,228)	(1,645,461)		N/A
Specialty Retail - 0.4%
Hudson Ltd - Class A*	-	-	(7,980,967)		9,960,674
Textiles, Apparel & Luxury Goods - N/A
Movado Group Incš	434,237	(9,549,114)	(5,133,545)		N/A
Total Affiliated Investments - 3.7%	$5,411,643	$(31,964,119)	$(74,883,010)		$98,716,573

(1) For securities that were affiliated for a portion of the period ended March 31, 2020, this column reflects amounts for the entire period ended March 31, 2020 and not just the period in which the security was affiliated.

	Value at 6/30/19	Purchases	Sales Proceeds	Value at 3/31/20
Common Stocks - 3.7%
Aerospace & Defense - N/A
National Presto Industries Inc PLCš	42,121,741	-	(33,416,234)	2,775,398
Banks - N/A
Carolina Financial Corp	45,283,575	3,113,255	(34,860,676)	-
Chemicals - N/A
Westlake Chemical Partners LPš	40,215,961	3,505,811	(1,250,111)	25,488,879
Electrical Equipment - 2.6%
Encore Wire Corp	26,923,661	30,360,175	-	43,783,939
Thermon Group Holdings Inc*	41,899,608	2,850,470	-	27,610,063
Entertainment - 0.5%
Sciplay Corp*	9,952,432	8,131,091	(1,859,879)	12,704,664
Food & Staples Retailing - N/A
Ingles Markets Incš	26,913,068	8,526,954	(17,938,004)	23,054,965
Hotels, Restaurants & Leisure - 0.2%
Century Casinos Inc*	12,020,085	5,200,972	-	4,657,233
Pharmaceuticals - N/A
Phibro Animal Health Corpš	29,264,967	6,634,810	(13,667,804)	15,667,284
Specialty Retail - 0.4%
Hudson Ltd - Class A*	-	17,941,641	-	9,960,674
Textiles, Apparel & Luxury Goods - N/A
Movado Group Incš	27,717,660	2,612,385	(9,354,312)	6,293,074

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of March 31, 2020.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$2,606,793,104	$-	$-
Repurchase Agreements	-	87,800,000	-
Total Assets	$2,606,793,104	$87,800,000	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.